Derivatives (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	14,089,219	102,052	119,794	592	120,386	120,166	2,114	122,280
Interest rate	18,843,944	444,352	216,249	5,315	221,564	212,818	5,083	217,901
Equities	868,213	—	16,443	—	16,443	24,133	—	24,133
Credit	151,437	—	1,237	—	1,237	2,106	—	2,106
Commodity and other	148,870	—	4,292	—	4,292	5,431	—	5,431
Gross total fair values	34,101,683	546,404	358,015	5,907	363,922	364,654	7,197	371,851
Offset					(114,250)			(114,250)
At 30 Jun 2025	34,101,683	546,404	358,015	5,907	249,672	364,654	7,197	257,601

Foreign exchange	11,706,591	82,161	142,055	2,738	144,793	133,910	75	133,985
Interest rate	17,316,173	406,109	209,794	4,790	214,584	212,980	4,930	217,910
Equities	768,732	—	17,116	—	17,116	20,643	—	20,643
Credit	143,136	—	1,756	—	1,756	1,769	—	1,769
Commodity and other	118,180	—	3,134	—	3,134	2,887	—	2,887
Gross total fair values	30,052,812	488,270	373,855	7,528	381,383	372,189	5,005	377,194
Offset					(112,746)			(112,746)
At 31 Dec 2024	30,052,812	488,270	373,855	7,528	268,637	372,189	5,005	264,448

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2025		At 31 Dec 2024
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	58,047	—	47,194	—
Interest rate	207,144	237,208	215,777	190,332
Total	265,191	237,208	262,971	190,332